Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Class IA | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class IA | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class IA | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class IA | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class IA | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class IA | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class IA | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class IA | Communication Services. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class IA | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class IA | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class IA | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class IB | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Class IB | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class IB | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class IB | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class IB | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class IB | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class IB | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class IB | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class IB | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class IB | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class IB | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%